Organization, Description of Business, and Liquidity (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accumulated deficit		$ 14,640	$ 7,872	$ 2,751
Cash and cash equivalents		10,766	$ 2,266	$ 407
Proceeds from issuance of crowdfunding offering	$ 5,000	4,620
Proceeds from issuance of private placement offering	$ 10,000	$ 11,518